Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions Tables [Abstract]
Assets acquired and liabilities assumed for acquisitions

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$539	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	208	10	7
Total assets	1,042	157	310
Total liabilities (including NCI)	426	6	5
Net assets acquired	$616	$151	$305
Reportable operating segment	ICS	GNMS

  The final purchase price allocation was completed in 2012. The above amounts do not differ significantly from the estimates at the acquisition date.
  Included in Corporate & Other.